Trade payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade Payables
Trade payables

	12.31.2022	12.31.2021
Third parties in Brazil	3,497	3,556
Third parties abroad	1,935	1,861
Related parties	32	66
Total in current liabilities	5,464	5,483